WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 113.5%
COMMUNICATION SERVICES - 15.1%
Diversified Telecommunication Services - 3.1%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,220,000	$1,116,465	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	670,000	711,945	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	383,000	405,522	(a)
Lumen Technologies Inc., Senior Secured Notes	4.000%	2/15/27	2,100,000	2,019,287	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	420,000	414,433
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	2,000,000	2,720,715
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	500,000	551,213

Total Diversified Telecommunication Services				7,939,580

Entertainment - 0.8%
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	777,314
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000	609,557
TWDC Enterprises 18 Corp., Senior Notes	3.000%	2/13/26	750,000	775,874

Total Entertainment				2,162,745

Media - 7.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	100,000	102,635	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,720,000	1,743,151	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.300%	2/1/32	1,000,000	901,307
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000	881,007
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,660,000	3,352,483
Comcast Corp., Senior Notes	3.700%	4/15/24	2,000,000	2,086,919
Directv Financing LLC/Directv Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,150,000	1,157,015	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	960,000	968,362
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,810,000	2,896,562
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	390,000	373,930	(a)
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,730,000	2,251,094

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	910,000	$967,689	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	630,000	640,760	(a)

Total Media				18,322,914

Wireless Telecommunication Services - 4.0%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000	858,382
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	790,000	824,009	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	125,863
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000	3,686,875
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	1,000,000	963,126
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	1,500,000	1,430,101
VEON Holdings BV, Senior Notes	3.375%	11/25/27	1,300,000	1,186,575	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	1,000,000	1,094,731

Total Wireless Telecommunication Services				10,169,662

TOTAL COMMUNICATION SERVICES				38,594,901

CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	850,000	856,987	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	560,000	594,031	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	771,000	795,302
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,280,000	1,332,384	(a)

Total Auto Components				3,578,704

Automobiles - 1.8%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,270,000	1,502,734
General Motors Co., Senior Notes	5.400%	10/2/23	160,000	169,592
General Motors Co., Senior Notes	6.125%	10/1/25	220,000	248,151
General Motors Co., Senior Notes	6.600%	4/1/36	720,000	923,431
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,520,000	1,648,098	(a)

Total Automobiles				4,492,006

Diversified Consumer Services - 0.5%
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,310,000	1,341,931	(a)

Hotels, Restaurants & Leisure - 9.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	400,000	413,926	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	520,000	531,341	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,330,000	1,281,262	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,140,000	981,796	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	690,000	720,184	(a)

See Notes to Schedule of Investments.

2	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	2,550,000		$2,546,123
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.865%	7/16/35	1,768,000	GBP	1,887,345	(b)(c)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	100,606	GBP	138,762	(b)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	968,000		1,128,523	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	884,000		1,002,208	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	1,180,000		1,152,388	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	850,000	GBP	1,089,631	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	410,000	GBP	535,603	(b)
Sands China Ltd., Senior Notes	5.400%	8/8/28	700,000		723,142
Sands China Ltd., Senior Notes	2.850%	3/8/29	850,000		767,695	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,490,000		1,335,003	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	350,000		320,276	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,030,000		1,974,642	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	600,000	GBP	795,845	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	570,000		542,127	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	1,060,000		982,906	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	270,000		247,435	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,610,000		1,459,368	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,600,000		1,667,944	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	360,000		377,581	(a)

Total Hotels, Restaurants & Leisure					24,603,056

Household Durables - 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000		814,121

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		913,097	(a)

TOTAL CONSUMER DISCRETIONARY					35,742,915

CONSUMER STAPLES - 3.6%
Beverages - 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	940,000		1,081,552
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,690,000		1,832,636
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000		68,031

Total Beverages					2,982,219

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food & Staples Retailing - 0.6%
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	$1,619,012

Food Products - 1.6%
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	1,050,000		1,090,911
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	180,000		192,717
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000		464,370
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	550,000		681,531
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,520,000		1,588,716	(a)

Total Food Products					4,018,245

Tobacco - 0.2%
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		614,100

TOTAL CONSUMER STAPLES					9,233,576

ENERGY - 24.1%
Energy Equipment & Services - 0.4%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	890,000		859,820	(a)

Oil, Gas & Consumable Fuels - 23.7%
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,060,000		1,088,334
Continental Resources Inc., Senior Notes	4.375%	1/15/28	640,000		676,304
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,120,000		1,153,873
Ecopetrol SA, Senior Notes	4.625%	11/2/31	2,030,000		1,873,771
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000		2,649,105
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	260,000		266,581	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	790,000		749,512	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	730,000		734,343	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,620,000		1,651,387	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	400,000		413,578	(a)
EQT Corp., Senior Notes	3.000%	10/1/22	1,590,000		1,598,904
EQT Corp., Senior Notes	3.900%	10/1/27	1,700,000		1,715,300
EQT Corp., Senior Notes	5.000%	1/15/29	1,220,000		1,286,002
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,130,000		2,267,517	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	1,110,000		1,125,124	(b)

See Notes to Schedule of Investments.

4	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,970,000	$2,000,692	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	254,000	257,823	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	1,086,253	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	1,030,000	1,059,448	(a)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,060,000	1,008,590
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	3,240,000	3,471,028
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,800,000	2,958,774	(e)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	167,461
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,230,000	2,057,922	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	750,000	629,220
Range Resources Corp., Senior Notes	5.000%	3/15/23	420,000	424,662
Range Resources Corp., Senior Notes	4.875%	5/15/25	290,000	295,951
Range Resources Corp., Senior Notes	9.250%	2/1/26	2,545,000	2,721,572
Range Resources Corp., Senior Notes	8.250%	1/15/29	480,000	531,029
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	3,050,000	2,961,029	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	357,758	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000	580,061
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	2,141,545
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	440,000	451,449	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	456,959
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,198,557
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,750,000	3,934,125	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,010,000	914,974	(a)
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	3,655,000	3,814,943
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	276,615
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	2,770,000	3,044,036
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000	437,714
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000	570,356

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	$449,058
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	557,900
YPF SA, Senior Notes	8.500%	7/28/25	120,000	91,800	(a)
YPF SA, Senior Notes	6.950%	7/21/27	400,000	262,940	(a)

Total Oil, Gas & Consumable Fuels				60,421,879

TOTAL ENERGY				61,281,699

FINANCIALS - 27.6%
Banks - 18.2%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	550,000	582,312	(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	170,000	183,379	(c)(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,000,000	2,163,420
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,020,000	1,068,622
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	890,000	972,076	(c)(d)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,500,000	1,643,692
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	748,558	(c)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,000,000	2,013,710	(a)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	360,000	402,838	(a)(c)(d)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000	112,276
CIT Group Inc., Senior Notes	5.250%	3/7/25	400,000	436,387
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,100,000	1,163,250	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000	516,025	(c)(d)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	3,000,000	3,215,631

See Notes to Schedule of Investments.

6	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000		$649,390	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	2,070,000		2,191,292	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,620,000		3,895,862	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000		2,271,458	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,550,000		3,831,130	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	4,890,000		5,085,600	(c)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	1,250,000		1,327,344	(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,200,000		1,292,634
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	750,000	GBP	980,418	(c)(d)
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	1,000,000		1,073,942
Royal Bank of Canada, Senior Notes	2.333%	12/5/23	1,800,000	CAD	1,432,113
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.820%)	7.375%	6/24/22	1,150,000	GBP	1,573,774	(b)(c)(d)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	394,000		414,746	(a)
Toronto-Dominion Bank, Senior Notes	3.226%	7/24/24	900,000	CAD	730,624
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,190,000		1,367,852	(a)(c)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000		117,870	(c)(d)
Wells Fargo & Co., Junior Subordinated Notes (5.900% to 6/15/24 then 3 mo. USD LIBOR + 3.110%)	5.900%	6/15/24	2,910,000		2,984,569	(c)(d)

Total Banks					46,442,794

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 3.7%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,840,000		$1,966,776	(a)(c)(d)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	470,000		546,477
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	2,750,000		2,864,721
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,900,000		2,009,393	(a)(c)(d)
UBS Group AG, Senior Notes	4.253%	3/23/28	1,830,000		1,973,628	(a)

Total Capital Markets					9,360,995

Diversified Financial Services - 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	160,000		162,515
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	2,000,000		1,968,030
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	990,000		1,066,600
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000		1,293,490
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,978,225		3,738,537	(a)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	580,000		573,330	(b)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	660,000		645,150	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.625%	6/3/26	300,000		303,000	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	400,000		406,500	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	330,000		338,640
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000		633,771	(a)

Total Diversified Financial Services					11,129,563

Insurance - 1.3%
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	147,000	GBP	205,027	(b)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,472,391	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		400,500	(a)
Scottish Widows Ltd., Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,277,539	(b)

Total Insurance					3,355,457

TOTAL FINANCIALS					70,288,809

See Notes to Schedule of Investments.

8	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 6.2%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	3.200%	5/14/26	1,000,000	$1,034,976

Health Care Providers & Services - 1.7%
Centene Corp., Senior Notes	4.250%	12/15/27	410,000	420,648
Centene Corp., Senior Notes	4.625%	12/15/29	1,090,000	1,135,170
CVS Health Corp., Senior Notes	4.100%	3/25/25	361,000	383,661
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000	1,077,416
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	530,000	549,106	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	730,000	761,282	(a)

Total Health Care Providers & Services				4,327,283

Health Care Technology - 0.2%
Minerva Merger Sub Inc., Senior Notes	6.500%	2/15/30	500,000	499,562	(a)(g)

Pharmaceuticals - 3.9%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	150,000	151,894	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,134,000	1,156,538	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	480,000	482,604	(a)(g)
Bristol-Myers Squibb Co., Senior Notes	3.900%	2/20/28	2,000,000	2,178,903
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,530,000	1,527,781
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,920,000	1,884,058
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,380,000	1,407,600
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	440,000	404,800
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	710,000	690,014

Total Pharmaceuticals				9,884,192

TOTAL HEALTH CARE				15,746,013

INDUSTRIALS - 12.7%
Aerospace & Defense - 3.5%
Boeing Co., Senior Notes	3.250%	2/1/28	2,000,000	2,044,906
Boeing Co., Senior Notes	3.200%	3/1/29	5,365,000	5,395,846
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,450,000	1,516,896	(a)

Total Aerospace & Defense				8,957,648

Airlines - 5.4%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	740,000	740,307

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Airlines - (continued)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	1,650,000		$1,666,473
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	500,000		494,138
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	410,000		467,261
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,490,000		2,791,609	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	540,000		577,031	(a)
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	860,000	GBP	1,209,153	(b)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,480,000		1,574,979	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,889,999		2,050,091	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	780,000		792,698
United Airlines Pass-Through Trust	4.875%	1/15/26	1,313,280		1,360,202

Total Airlines					13,723,942

Building Products - 2.1%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		1,569,621	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,775,000		2,799,892	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,025,000		1,013,213	(a)

Total Building Products					5,382,726

Commercial Services & Supplies - 0.2%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	460,000		481,365

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	3.533%	3/15/22	350,000		343,875	(c)(d)

Machinery - 1.2%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	980,000		996,028	(a)
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	2,000,000	EUR	2,059,054	(b)

Total Machinery					3,055,082

Trading Companies & Distributors - 0.2%
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	295,000		305,472
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000		144,388

Total Trading Companies & Distributors					449,860

TOTAL INDUSTRIALS					32,394,498

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	270,000		264,600	(a)

See Notes to Schedule of Investments.

10	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	1,000,000	$1,031,945

Technology Hardware, Storage & Peripherals - 1.5%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,330,000	2,430,959
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	520,000	544,424
Western Digital Corp., Senior Notes	4.750%	2/15/26	670,000	704,090

Total Technology Hardware, Storage & Peripherals				3,679,473

TOTAL INFORMATION TECHNOLOGY				4,976,018

MATERIALS - 4.1%
Chemicals - 0.7%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	820,000	846,691	(a)
OCP SA, Senior Notes	5.625%	4/25/24	800,000	851,400	(a)

Total Chemicals				1,698,091

Metals & Mining - 2.8%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	750,000	957,855
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	201,002	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000	138,730
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	70,657
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,600,000	1,554,656	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000	2,238,306
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	600,000	733,026
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000	433,673
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	968,209

Total Metals & Mining				7,296,114

Paper & Forest Products - 0.6%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000	448,286	(a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,100,000	1,019,023

Total Paper & Forest Products				1,467,309

TOTAL MATERIALS				10,461,514

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	400,000	424,894
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	2,510,000	2,580,870
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	890,000	916,344

Total Equity Real Estate Investment Trusts (REITs)				3,922,108

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - 0.4%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	300,000		$54,750	*(b)(h)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	500,000		93,750	*(b)(h)
China SCE Group Holdings Ltd., Senior Secured Notes	6.000%	2/4/26	200,000		140,750	(b)
Country Garden Holdings Co. Ltd., Senior Secured Notes	3.300%	1/12/31	690,000		534,750	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	350,000		78,400	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	750,000		168,000	(b)

Total Real Estate Management & Development					1,070,400

TOTAL REAL ESTATE					4,992,508

UTILITIES - 2.1%
Electric Utilities - 1.2%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,330,000		1,706,394
Pampa Energia SA, Senior Notes	7.375%	7/21/23	740,000		712,143	(b)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	820,000		700,153	(a)

Total Electric Utilities					3,118,690

Gas Utilities - 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000		884,630

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	1,350,000		1,330,358	(a)

TOTAL UTILITIES					5,333,678

TOTAL CORPORATE BONDS & NOTES (Cost - $267,213,647)					289,046,129

SOVEREIGN BONDS - 14.6%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	52,555		18,662
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	1,000,000		720,010	(b)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	680,000		427,448	(a)

Total Argentina					1,166,120

Brazil - 0.0%††
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	529,000	BRL	95,459

See Notes to Schedule of Investments.

12	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Chile - 1.2%
Chile Government International Bond, Senior Notes	2.550%	1/27/32	3,250,000		$3,148,632

Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	599,000		354,189	(a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	173,000		150,510	(a)

Total Ecuador					504,699

Indonesia - 2.8%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	600,000		639,611	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	600,000		643,307	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,960,000		4,164,096	(e)
Indonesia Treasury Bond	7.000%	5/15/22	23,098,000,000	IDR	1,625,348

Total Indonesia					7,072,362

Mexico - 4.1%
Mexican Bonos, Senior Notes	7.750%	11/13/42	97,720,000	MXN	4,624,125
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	1,600,000		1,686,456
Mexico Government International Bond, Senior Notes	1.450%	10/25/33	1,500,000	EUR	1,512,335
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	2,780,000		2,686,898

Total Mexico					10,509,814

Panama - 1.8%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,500,000		2,522,475	(e)
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,350,000		2,157,582

Total Panama					4,680,057

Peru - 1.4%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,150,000		2,083,049
Peruvian Government International Bond, Senior Notes	1.862%	12/1/32	1,710,000		1,506,322

Total Peru					3,589,371

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - 0.9%
Republic of Poland Government Bond	2.500%	7/25/27	10,160,000	PLN	$2,300,256

Russia - 1.7%
Russian Federal Bond - OFZ	7.750%	9/16/26	103,070,000	RUB	1,253,715
Russian Federal Bond - OFZ	6.900%	5/23/29	264,199,000	RUB	2,989,672

Total Russia					4,243,387

TOTAL SOVEREIGN BONDS (Cost - $38,457,152)					37,310,157

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.5%
U.S. Government Obligations - 6.5%
U.S. Treasury Notes	2.500%	3/31/23	2,500,000		2,546,875	(e)
U.S. Treasury Notes	2.750%	8/31/23	2,500,000		2,566,015	(e)
U.S. Treasury Notes	2.875%	9/30/23	1,300,000		1,338,441	(e)
U.S. Treasury Notes	2.125%	11/30/23	1,600,000		1,628,625	(e)
U.S. Treasury Notes	2.125%	3/31/24	2,500,000		2,548,047	(e)
U.S. Treasury Notes	2.000%	6/30/24	2,000,000		2,034,844	(e)
U.S. Treasury Notes	1.250%	4/30/28	3,000,000		2,915,508	(e)
U.S. Treasury Notes	1.250%	8/15/31	1,000,000		954,453

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $16,305,813)					16,532,808

SENIOR LOANS - 6.1%
COMMUNICATION SERVICES - 3.1%
Media - 3.1%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.860%	4/30/25	717,073		715,908	(c)(i)(j)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.860%	2/1/27	734,962		728,531	(c)(i)(j)
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	8/2/27	6,412,400		6,429,457	(c)(i)(j)

TOTAL COMMUNICATION SERVICES					7,873,896

CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 1.0%
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.858%	6/22/26	2,577,239		2,558,451	(c)(i)(j)

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Southwestern Energy Co., Initial Term Loan (the greater of 3 mo. SOFR or 0.500% + 2.500%)	3.000%	6/22/27	1,750,000		1,755,477	(c)(i)(j)

See Notes to Schedule of Investments.

14	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.3%
Airlines - 1.3%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,050,000	$1,110,443	(c)(i)(j)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,750,000	1,850,188	(c)(i)(j)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	297,750	298,576	(c)(i)(j)

TOTAL INDUSTRIALS				3,259,207

TOTAL SENIOR LOANS (Cost - $15,204,850)				15,447,031

CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,190,000	2,043,904

INDUSTRIALS - 0.5%
Airlines - 0.5%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,390,000	1,227,449

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,145,534)				3,271,353

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Targa Resources Corp., Non Voting Shares (Cost - $987,000)	9.500%		940	1,015,768

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
State Street Corp., Non Voting Shares (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%) (Cost - $937,278)	5.900%		37,454	992,531	(c)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 0.0%††
JPMorgan Mortgage Trust, 2005-A5 1A2 (Cost - $44,387)	2.399%	8/25/35	47,123	48,849	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $342,295,661)				363,664,626

			SHARES
SHORT-TERM INVESTMENTS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $381,431)	0.010%		381,431	$381,431	(l)

TOTAL INVESTMENTS - 142.9% (Cost - $342,677,092)				364,046,057
Liabilities in Excess of Other Assets - (42.9)%				(109,353,915)

TOTAL NET ASSETS - 100.0%				$254,692,142

See Notes to Schedule of Investments.

16	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	The coupon payment on this security is currently in default as of January 31, 2022.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $381,431 and the cost was $381,431 (Note 2).

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	17

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At January 31, 2022, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Barclays Bank PLC	0.550%	10/2/2020	TBD***	$1,980,000	Sovereign Bonds	$2,106,190
Deutsche Bank AG	0.140%	11/26/2021	2/24/2022	15,827,000	U.S. Government & Agency Obligations	15,678,778
Goldman Sachs Group Inc.	0.330%	9/22/2021	TBD***	2,247,185	Sovereign Bonds Cash	2,524,230 50,622
Goldman Sachs Group Inc.	0.500%	10/15/2021	TBD***	2,524,546	Corporate Bonds & Notes Cash	3,039,274 59,378

				$22,578,731		$23,458,472

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of January 31, 2022.

At January 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	19,996,319	USD	22,620,715	Goldman Sachs Group Inc.	4/19/22	$(112,498)
GBP	3,175,507	USD	4,305,521	Goldman Sachs Group Inc.	4/19/22	(36,598)

Total						$(149,096)

See Notes to Schedule of Investments.

18	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

20

Notes to Schedule of Investments (unaudited) (continued)

Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

21

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$289,046,129	—	$289,046,129
Sovereign Bonds	—	37,310,157	—	37,310,157
U.S. Government & Agency Obligations	—	16,532,808	—	16,532,808
Senior Loans	—	15,447,031	—	15,447,031
Convertible Bonds & Notes	—	3,271,353	—	3,271,353
Convertible Preferred Stocks	—	1,015,768	—	1,015,768
Preferred Stocks	$992,531	—	—	992,531
Collateralized Mortgage Obligations	—	48,849	—	48,849

Total Long-Term Investments	992,531	362,672,095	—	363,664,626

Short-Term Investments†	381,431	—	—	381,431

Total Investments	$1,373,962	$362,672,095	—	$364,046,057

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$149,096	—	$149,096

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

22

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,882,772	$12,684,353	12,684,353	$19,185,694	19,185,694	—	$92	—	$381,431

23